Convertible Debentures and Fair Value Measurements (Details) - Schedule of Additional inputs used in the fair value measurement	12 Months Ended
Dec. 31, 2021
Schedule Of Additional Inputs Used In The Fair Value Measurement Abstract
Implied borrowing rate	52.00%
Annualized volatility	68.60%